CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical) - Diamond eagle acquisition - $ / shares	Mar. 31, 2020	Dec. 31, 2019	May 10, 2019	Mar. 31, 2019
Price per share		$ 10.00	$ 12.00
Number of stock to be purchased by warrants		6,333,334
Price per warrant	$ 1.50	$ 1.50
Common Stock | Class A ordinary shares
Price per share		10.00
Common Stock | Class B ordinary shares
Price per share		$ 0.002		$ 0.002